Commitments and Contingent Liabilities - Summary of Future Minimum Lease Payments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	₩ 2,691	₩ 3,868	₩ 1,637
Within a Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	2,333	1,896	₩ 1,637
Over a Year and Within Three Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	₩ 358	₩ 1,972